Federated Hermes Prudent Bear Fund
Portfolio of Investments
June 30, 2025 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY—48.1%
	[1]	U.S. Treasury Bills—48.1%
$50,000,000		United States Treasury Bill, 4.035%, 10/9/2025 (IDENTIFIED COST $49,439,584)	$ 49,419,630
		COMMON STOCKS—15.1%
		Communication Services—1.1%
1,000		Alphabet, Inc., Class A	176,230
2,000	[2]	Baidu, Inc., ADR	171,520
5,000	[2]	Criteo S.A., ADR	119,800
10,000	[2]	DoubleVerify Holdings, Inc.	149,700
15,000	[2]	Integral Ad Science Holding Corp.	124,650
3,600	[2]	Match Group Holdings II LLC	111,204
200		Meta Platforms, Inc.	147,618
3,200	[2]	Pinterest, Inc.	114,752
		TOTAL	1,115,474
		Consumer Discretionary—1.7%
1,000	[2]	Airbnb, Inc.	132,340
1,500		Alibaba Group Holding Ltd., ADR	170,115
1,000	[2]	Amazon.com, Inc.	219,390
3,000	[2]	Chagee Holdings Ltd., ADR	78,330
3,000	[2]	Chipotle Mexican Grill, Inc.	168,450
4,000	[2]	DraftKings, Inc.	171,560
24,000	[2]	HBX Group International PLC	305,721
4,000		JD.com, Inc., ADR	130,560
10,000	[2]	KinderCare Learning Cos., Inc.	101,000
2,200		Nike, Inc., Class B	156,288
12,000	[2]	Savers Value Village, Inc.	122,400
		TOTAL	1,756,154
		Consumer Staples—0.7%
5,000		Conagra Brands, Inc.	102,350
40,000	[2]	Hain Celestial Group, Inc.	60,800
1,000		Kimberly-Clark Corp.	128,920
7,500	[2]	Smithfield Foods, Inc.	176,475
2,400		Tyson Foods, Inc., Class A	134,256
15,000	[2]	Zabka Group S.A.	90,001
		TOTAL	692,802
		Energy—0.5%
6,000		Civitas Resources, Inc.	165,120
1,400		ConocoPhillips	125,636
4,000		Halliburton Co.	81,520
8,000	[2]	Infinity Natural Resources, Inc.	146,480
		TOTAL	518,756
		Financials—2.3%
300		American Express Co.	95,694
16,667	[2]	American Integrity Insurance Group, Inc.	306,506
5,100	[2]	Aspen Insurance Holdings Ltd.	160,497
150		BlackRock, Inc.	157,388

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
4,000		Corebridge Financial, Inc.	$ 142,000
2,500		Fifth Third Bancorp	102,825
1,400	[2]	Fiserv, Inc.	241,374
200		Goldman Sachs Group, Inc.	141,550
600		JPMorgan Chase & Co.	173,946
10,000	[2]	Oportun Financial Corp.	71,600
2,600	[2]	Oscar Health, Inc.	55,744
3,000	[2]	PayPal Holdings, Inc.	222,960
1,200		State Street Corp.	127,608
500		The Hartford Insurance Group, Inc.	63,435
500		Visa, Inc., Class A	177,525
8,000	[2]	Yuanbao, Inc., ADR	168,160
		TOTAL	2,408,812
		Health Care—2.6%
1,200		AbbVie, Inc.	222,744
24,000	[2]	AbCellera Biologics, Inc.	82,320
2,500	[2]	Amphastar Pharmaceuticals, Inc.	57,400
2,800	[2]	BioMarin Pharmaceutical, Inc.	153,916
2,600		Bristol-Myers Squibb Co.	120,354
2,028	[2]	Caris Life Sciences, Inc.	54,188
5,100	[2]	CG Oncology, Inc.	132,600
3,500		Concentra Group Holdings Parent, Inc.	71,995
4,000	[2]	Dynavax Technologies Corp.	39,680
130		Eli Lilly & Co.	101,339
800	[2]	Illumina, Inc.	76,328
4,000	[2]	Inmode Ltd.	57,760
650	[2]	IQVIA Holdings, Inc.	102,433
20,000	[2]	Kyverna Therapeutics, Inc.	61,400
4,000	[2]	Legend Biotech Corp., ADR	141,960
1,200		Merck & Co., Inc.	94,992
8,000	[2]	Mineralys Therapeutics, Inc.	108,240
1,500	[2]	Mirum Pharmaceuticals, Inc.	76,335
30,000	[2]	Relay Therapeutics, Inc.	103,800
3,500		Royalty Pharma PLC	126,105
3,000	[2]	Schrodinger, Inc.	60,360
8,000		Simulations Plus, Inc.	139,600
110,000	[2]	Sophia Genetics S.A.	341,000
2,500	[2]	Structure Therapeutics, Inc., ADR	51,850
2,500	[2]	Viking Therapeutics, Inc.	66,250
		TOTAL	2,644,949
		Industrials—1.5%
25,000	[2]	Astroscale Holdings, Inc.	121,318
1,400		Booz Allen Hamilton Holding Corp.	145,782
24,000	[2]	Ferrari NV	252,647
10,000	[2]	Lyft, Inc.	157,600
2,000	[2]	Parsons Corp.	143,540
1,700	[2]	Pfisterer Holding SE	81,603
14,000	[2]	Sun Country Airlines Holdings, Inc.	164,500
9,000	[2]	Timee, Inc.	128,710

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,700	[2]	Uber Technologies, Inc.	$ 158,610
1,600		Vertiv Holdings Co.	205,456
		TOTAL	1,559,766
		Information Technology—3.5%
500		Apple, Inc.	102,585
16,000	[2]	Arteris, Inc.	152,480
1,000	[2]	Cirrus Logic, Inc.	104,255
14,000	[2]	Innoscripta SE	1,659,026
1,500		Marvell Technology, Inc.	116,100
600		NVIDIA Corp.	94,794
51,032	[2]	Qualco Group S.A.	354,668
1,200		Qualcomm, Inc.	191,112
28,000	[2]	Rigaku Holdings Corp.	148,729
90,000	[2]	Silvaco Group, Inc.	424,800
24,000	[2]	SimilarWeb Ltd.	188,160
30,000	[2]	Telos Corp.	95,100
		TOTAL	3,631,809
		Materials—0.3%
800		Aptargroup, Inc.	125,144
8,000	[2]	Ivanhoe Electric, Inc.	72,560
15,000	[2]	Lithium Royalty Corp.	55,737
		TOTAL	253,441
		Real Estate—0.6%
600		American Tower Corp.	132,612
4,000		Americold Realty Trust, Inc.	66,520
1,700		Crown Castle, Inc.	174,641
6,000		Host Hotels & Resorts, Inc.	92,160
500		Public Storage	146,710
		TOTAL	612,643
		Utilities—0.3%
1,000		Duke Energy Corp.	118,000
1,400		National Fuel Gas Co.	118,594
3,000		UGI Corp.	109,260
		TOTAL	345,854
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,390,825)	15,540,460
		PURCHASED PUT OPTIONS—0.2%
200		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $12,357,000, Exercise Price $590, Expiration Date 7/31/2025	60,000
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $30,892,500, Exercise Price $540, Expiration Date 8/15/2025	64,250
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $30,892,500, Exercise Price $570, Expiration Date 7/18/2025	27,500
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $30,892,500, Exercise Price $580, Expiration Date 7/18/2025	41,500
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $30,892,500, Exercise Price $580, Expiration Date 7/3/2025	1,250
500		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $30,892,500, Exercise Price $590, Expiration Date 7/11/2025	24,750
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $484,420)	219,250

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANY—40.1%
41,138,241	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3] (IDENTIFIED COST $41,138,241)	41,138,241
	TOTAL INVESTMENT IN SECURITIES—103.5% (IDENTIFIED COST $107,453,070)	106,317,581
	OTHER ASSETS AND LIABILITIES - NET—(3.5)%[4]	(3,639,837)
	NET ASSETS—100%	$102,677,744
SECURITIES SOLD SHORT—(76.9)%
Shares			Value
		Broad Equity Index—(68.9)%
300		ARK Fintech Innovation ETF	$ 15,072
200		ARK Innovation ETF	14,058
200		Invesco QQQ Trust Series 1	110,328
2,000		iShares FTSE/Xinhua China 25	73,520
3,000		iShares MSCI Canada Index Fund	138,600
6,700		iShares Russell 2000 ETF	1,445,793
108,000		S&P Depositary Receipts Trust	66,727,800
4,200		SPDR Dow Jones Industrial Average ETF Trust	1,850,730
5,000		Vanguard European ETF	387,500
		TOTAL	70,763,401
		Communication Services—(0.4)%
430	[2]	Liberty Media Corp.	34,176
1,200		Omnicom Group, Inc.	86,328
190		TKO Group Holdings, Inc.	34,571
900	[2]	Trade Desk, Inc./The	64,791
6,300	[2]	TripAdvisor, Inc.	82,215
2,000		Verizon Communications, Inc.	86,540
		TOTAL	388,621
		Consumer Discretionary—(0.9)%
2,300	[2]	Amer Sports, Inc.	89,148
600		Choice Hotels International, Inc.	76,128
500		Dick’s Sporting Goods, Inc.	98,905
11,000		Ford Motor Co.	119,350
850		Genuine Parts Co.	103,114
1,800		LKQ Corp.	66,618
50,000	[2]	Lucid Group, Inc.	105,500
5,000		Macy’s, Inc.	58,300
6,000	[2]	Rivian Automotive, Inc.	82,440
1,000	[2]	SharkNinja, Inc.	98,990
150	[2]	Tesla, Inc.	47,649
		TOTAL	946,142
		Consumer Staples—(0.5)%
3,000		Consumer Staples Select Sector SPDR Fund	242,910
700	[2]	elf Beauty, Inc.	87,108
2,200		Kraft Heinz Co./The	56,804
1,100		Mondelez International, Inc.	74,184
		TOTAL	461,006
		Energy—(0.4)%
4,000		Devon Energy Corp.	127,240
570		Diamondback Energy, Inc.	78,318

Shares			Value
		Energy—continued
1,300		ONEOK, Inc.	$ 106,119
2,100		Viper Energy Partners LP	80,073
		TOTAL	391,750
		Financials—(1.0)%
10,000		AGNC Investment Corp.	91,900
3,000		Ally Financial, Inc.	116,850
4,800		Annaly Capital Management, Inc.	90,336
5,000		Franklin Resources, Inc.	119,250
10,000		KeyCorp	174,200
6,200		Starwood Property Trust, Inc.	124,434
1,800		Truist Financial Corp.	77,382
28,000		UWM Holdings Corp.	115,920
300		Willis Towers Watson PLC	91,950
		TOTAL	1,002,222
		Health Care—(1.4)%
2,000	[2]	Acadia Healthcare Co., Inc.	45,380
1,200		Bruker Corp.	49,440
900	[2]	Cooper Cos., Inc.	64,044
1,000	[2]	Edwards Lifesciences Corp.	78,210
3,000		Health Care Select Sector SPDR Fund	404,370
3,100	[2]	Ionis Pharmaceuticals, Inc.	122,481
1,700	[2]	Moderna, Inc.	46,903
6,000	[2]	Roivant Sciences Ltd.	67,620
7,200		SPDR S&P Biotech ETF	597,096
		TOTAL	1,475,544
		Industrials—(1.1)%
500	[2]	Boeing Co.	104,765
1,250		Carrier Global Corp.	91,487
20,000	[2]	Clarivate PLC	86,000
300		Cummins, Inc.	98,250
2,000		Ingersoll-Rand, Inc.	166,360
800		Nordson Corp.	171,496
900		Oshkosh Corp.	102,186
800		Simpson Manufacturing Co., Inc.	124,248
1,700	[2]	Trex Co., Inc.	92,446
900		Xylem, Inc.	116,424
		TOTAL	1,153,662
		Information Technology—(1.1)%
600		Amphenol Corp., Class A	59,250
260		Analog Devices, Inc.	61,885
150	[2]	Ansys, Inc.	52,683
180	[2]	Autodesk, Inc.	55,723
1,130		Bentley Systems, Inc.	60,986
100	[2]	Cadence Design Systems, Inc.	30,815
2,500	[2]	CCC Intelligent Solutions Holdings, Inc.	23,525
1,350		Cognex Corp.	42,822
550	[2]	Coherent Corp.	49,066
920		Crane NXT Co.	49,588
480		Dell Technologies, Inc.	58,848
300	[2]	First Solar, Inc.	49,662
600	[2]	Gitlab, Inc.	27,066
250	[2]	Guidewire Software, Inc.	58,862
1,200		Hewlett Packard Enterprise Co.	24,540

Shares			Value
		Information Technology—continued
1,500		HP, Inc.	$ 36,690
1,200	[2]	Ingram Micro Holding Corp.	25,008
300		MKS, Inc.	29,808
800	[2]	nCino, Inc.	22,376
80		Roper Technologies, Inc.	45,347
100	[2]	Synopsys, Inc.	51,268
380		Teradyne, Inc.	34,170
700	[2]	Trimble, Inc.	53,186
80	[2]	Tyler Technologies, Inc.	47,427
800		Vontier Corp.	29,520
890		Western Digital Corp.	56,951
		TOTAL	1,137,072
		Materials—(0.3)%
230		Air Products & Chemicals, Inc.	64,874
4,900		Graphic Packaging Holding Co.	103,243
130		Martin Marietta Materials	71,365
1,600		Smurfit WestRock PLC	69,040
		TOTAL	308,522
		Real Estate—(0.5)%
1,070	[2]	CoStar Group, Inc.	86,028
2,000		Cousins Properties, Inc.	60,060
6,000		Real Estate Select Sector SPDR Fund	248,520
1,800		Rexford Industrial Realty, Inc.	64,026
		TOTAL	458,634
		Utilities—(0.4)%
1,000		Alliant Energy Corp.	60,470
2,700		CenterPoint Energy, Inc.	99,198
350		Constellation Energy Corp.	112,966
1,500		Essential Utilities, Inc.	55,710
1,000		EverSource Energy	63,620
700		Sempra Energy	53,039
		TOTAL	445,003
		Total Securities Sold Short (PROCEEDS $43,014,431)	$78,931,579
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	100	$31,268,750	September 2025	$(776,698)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2024	$20,167,456
Purchases at Cost	$307,362,126
Proceeds from Sales	$(286,391,341)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$41,138,241
Shares Held as of 6/30/2025	41,138,241
Dividend Income	$941,388

1	Discount rate(s) at time of purchase.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the fund, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$49,419,630	$—	$49,419,630
Equity Securities:
Common Stocks
Domestic	10,354,163	—	—	10,354,163
International	4,139,171	1,047,126	—	5,186,297
Purchased Put Options	219,250	—	—	219,250
Investment Company	41,138,241	—	—	41,138,241
TOTAL SECURITIES	$55,850,825	$50,466,756	$—	$106,317,581
Other Financial Instruments:
Liabilities
Securities Sold Short	$(78,931,579)	$—	$—	$(78,931,579)
Futures Contracts	(776,698)	—	—	(776,698)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(79,708,277)	$—	$—	$(79,708,277)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt